Right of use assets and Lease liabilities (Details Textual) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2004 CLF	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Feb. 28, 2018 CLF	Dec. 31, 2017 CLF	Jun. 28, 2007
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Notional amount | $		$ 3,000,000	$ 2,000,000
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Other liabilities					CLF 10,403,632
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Borrowings, interest rate				2.59%
Notional amount				CLF 608,375
Gain loss on building portion not leased	CLF 3,108,950
Deferred liability on building portion not leased	CLF 2,276,677
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Borrowings, interest rate						7.07%